DERIVATIVE LIABILITIES - Derivative liabilities using Black Scholes Model (Details)	12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares
Closing price per share of common stock	$ 0.001	$ 0.001
Series F [Member] | Derivative Financial Instruments, Liabilities [Member]
Closing price per share of common stock	$ 0.12	$ 0.17
Series F [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.75	0.75
Series F [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	90.28	84.17
Series F [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.04	0.13
Series F [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0
Series F [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	4 months 2 days	1 year 4 months 6 days
Series G [Member] | Derivative Financial Instruments, Liabilities [Member]
Closing price per share of common stock	$ 0.12	$ 0.17
Series G [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.70	0.70
Series G [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	87.40	83.31
Series G [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.19	0.15
Series G [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0
Series G [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	1 year 8 months 12 days	2 years 8 months 15 days
Series H [Member] | Derivative Financial Instruments, Liabilities [Member]
Closing price per share of common stock	$ 0.12	$ 0.17
Series H [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.40	0.40
Series H [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	86.59	82.24
Series H [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.41	0.22
Series H [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0
Series H [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	2 years 6 months 29 days	3 years 7 months 6 days